Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Statement [LineItems]
Net of income tax provision, reclassification to earnings of (gains) losses	$ 5	$ 8	$ 4
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	(274)	114	201
Net of income tax (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(13)	(43)	(11)
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	(5)	22	(47)
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	54	23	(50)
Net of income tax (provision) recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(29)	7	26
Debt securities [member]
Statement [LineItems]
Net of income tax (provision) recovery, unrealized gains (losses) on fair value through OCI securities	$ (61)	$ 22	$ 24